Financial Instruments by Categories - Additional Information (Details) - Convertible bond purchase agreement [member]	Apr. 01, 2024 USD ($)	Apr. 01, 2024 KRW (₩)	Feb. 19, 2024 USD ($)	Feb. 19, 2024 KRW (₩)	Aug. 21, 2023 USD ($)	Aug. 21, 2023 KRW (₩)
Disclosure of detailed information about financial instruments [line items]
Aggregate principal amount					$ 1,931,203	₩ 2,500,000,000
Major ordinary share transactions [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate principal amount	$ 926,977	₩ 1,200,000,000	$ 1,004,226	₩ 1,300,000,000